Long-Term Debt - Additional Information - Revolvers and Term Loans (Details)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($) credit_facility	Jan. 31, 2020 USD ($) credit_facility	Mar. 31, 2020 credit_facility	Sep. 30, 2020 USD ($) credit_facility vessel	Dec. 31, 2019 USD ($) credit_facility
Debt Instrument [Line Items]
Total principal				$ 222,375,000	$ 562,861,000
Repayments of Debt	$ 85,100,000	$ 455,300,000
Weighted-average effective interest rate				2.60%	3.70%
Aggregate annual long-term principal repayments, remainder of 2020				$ 2,800,000
Aggregate annual long-term principal repayments, 2021				11,200,000
Aggregate annual long-term principal repayments, 2022				11,200,000
Aggregate annual long-term principal repayments, 2023				42,200,000
Aggregate annual long-term principal repayments, 2024				$ 155,000,000.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility		2		1	2
Line of Credit Facility, Maximum Borrowing Capacity				$ 485,600,000	$ 371,500,000
Line of Credit Facility, Remaining Borrowing Capacity				330,600,000	30,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Remaining Fiscal Year				47,200,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Two				91,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Three				80,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Four				65,300,000
Long term Debt, Revolving Credit Facility Decrease in Amount Available Year Five				201,300,000
Total principal				$ 155,000,000	341,132,000
Term Loans
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility	1	2	3	1
Total principal				$ 67,375,000	$ 221,729,000
Debt instrument, interest rate, stated percentage					5.40%
Term Loan Due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel				4
Debt Covenant Minimum Hull Coverage Ratio				125.00%
Actual Hull Coverage Ratio				182.00%
Minimum liquidity covenant requirement				$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement				5.00%
Term Loan Due 2023 [Member] | Term Loans
Debt Instrument [Line Items]
Total principal				$ 67,400,000
2020DebtFacilityMaturinginDecember2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel				31
Actual Hull Coverage Ratio				483.00%
Minimum liquidity covenant requirement				$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement				5.00%
2020DebtFacilityMaturinginDecember2024 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal				$ 155,000,000.0
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.25%
Minimum [Member] | Term Loan Due 2023 [Member] | Term Loans
Debt Instrument [Line Items]
Long-term Debt, Term				6 months
Minimum [Member] | 2020DebtFacilityMaturinginDecember2024 [Member] | Term Loans
Debt Instrument [Line Items]
Long-term Debt, Term				6 months
Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.40%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.40%
London Interbank Offered Rate (LIBOR) [Member] | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.25%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					0.30%
London Interbank Offered Rate (LIBOR) [Member] | Maximum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.75%
London Interbank Offered Rate (LIBOR) [Member] | Maximum | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.00%